MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of revenues and receivables by major customer
	Year ended December 31,
	2023	2022	2021

Customer A	34%	35%	37%
Customer B	11%	Less than 10%	Less than 10%